INCOME TAX (Details 2) € in Thousands	Jun. 30, 2023 EUR (€)
SEJO [Member]
IfrsStatementLineItems [Line Items]
Previous
2020
2021	10,907
2022	4,224
Six months ended 06/30/2023
Total	15,131
Codere Online S.A.U. (Spain) [Member]
IfrsStatementLineItems [Line Items]
Previous	1,923
2020
2021
2022
Six months ended 06/30/2023
Total	1,923
Codere Online Management Services LTD (Malta) [Member]
IfrsStatementLineItems [Line Items]
Previous	5,971
2020	9,592
2021	9,051
2022	12,356
Six months ended 06/30/2023
Total	36,970
LIFO AenP (Mexico) [Member]
IfrsStatementLineItems [Line Items]
Previous
2020
2021	343
2022	25,006
Six months ended 06/30/2023
Total	25,349
Codere Online Luxembourg S.A. [Member]
IfrsStatementLineItems [Line Items]
Previous
2020
2021
2022
Six months ended 06/30/2023
Total